Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

	DECEMBER 31, 2013
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Money market funds	$30,030	$—	$—	$30,030
Liabilities:
Convertible preferred stock warrant liability	$—	$—	$3,336	$3,336

	DECEMBER 31, 2014
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Money market funds	$73,098	$—	$—	$73,098

Reconciliation of Convertible Preferred Stock Warranty Liability Measured and Recorded at Fair Value on a Recurring Basis

ESTIMATED FAIR VALUE
Balance as of January 1, 2013	$—
Fair value at issuance of convertible preferred stock warrant liability (October 16, 2013)	2,381
Change in fair value of convertible preferred stock warrant liability	955
Balance as of December 31, 2013	3,336
Change in fair value of convertible preferred stock warrant liability	4,277
Conversion of preferred stock warrant liability into additional-paid-in-capital	(7,613)
Balance as of December 31, 2014	$—